Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss) / Income	$ (8,496,463)	$ 6,518,681
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation	7,808,947	7,854,959
Amortization of deferred drydock expenditures	1,482,522	1,285,342
Share-based compensation	518,511	753,994
Amortization of deferred finance fees	432,178	435,046
Unrealized gains on derivatives	(101,572)	0
Foreign exchange	(54,295)	(55,485)
Deferred drydock expenditures	(2,670,330)	(2,171,613)
Changes in operating assets and liabilities:
Receivables	(1,682,702)	2,377,376
Prepaid expenses and other assets	(79,091)	(128,860)
Advances and deposits	(833,935)	30,604
Inventories	1,218,689	(538,054)
Accounts payable	1,212,953	561,129
Accrued expenses and other liabilities	158,113	(4,907,658)
Accrued interest on debt and finance leases	(25,518)	(104,234)
Net cash (used in) / provided by operating activities	(1,111,993)	11,911,227
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	9,895,000	0
Payments for acquisition of vessels and vessel equipment	(559,067)	(669,324)
Advances for Ballast water treatment systems	(22,426)	63,801
Payments for other non-current assets	(15,903)	(9,368)
Net cash provided by / (used in) investing activities	9,297,604	(614,891)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	83,957	10,948,727
Repayments of long-term debt	(11,744,407)	(3,229,177)
Repayments of finance leases	(4,694,139)	(4,611,023)
Payment of dividend	0	(1,659,308)
Net cash (used in) / provided by financing activities	(16,354,589)	1,449,219
Net (decrease) / increase in cash and cash equivalents	(8,168,978)	12,745,555
Cash and cash equivalents at the beginning of the year	58,365,330	51,723,107
Cash and cash equivalents at the end of the period	$ 50,196,352	$ 64,468,662